Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands	Feb. 17, 2022 USD ($)	Dec. 06, 2021 MXN ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Sep. 22, 2023 MXN ($)	Sep. 09, 2022 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 13,209,002	$ 12,436,092
Legal proceedings damage sought by plaintiffs					$ 193,713
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities				$ 51,454
Administrative Claim | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 240,448	$ 1,838,753	$ 14,607	$ 113,582
Tax Contingent Liability | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities							$ 3,084,975	$ 8,349,608	$ 5,852,222